SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of Class A common stock reflected in the condensed balance sheets

Gross proceeds	$500,000,000
Less:
Class A common stock issuance costs	(26,652,125)
Plus:
Remeasurement of carrying value to redemption value	31,196,812
Class A common stock subject to possible redemption, December 31, 2022	504,544,687
Plus:
Re-Measurement of carrying value to redemption value	7,850,208
Class A common stock subject to possible redemption, June 30, 2023	$512,394,895

Gross proceeds	$500,000,000
Less:
Class A common stock issuance costs	(26,652,125)
Plus:
Re-Measurement of carrying value to redemption value	26,652,125
Class A common stock subject to possible redemption, December 31, 2021	$500,000,000
Plus:
Re-Measurement of carrying value to redemption value	4,544,687
Class A common stock subject to possible redemption, December 31, 2022	$504,544,687

Schedule of calculation of basic and diluted net income (loss) per share of common stock

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock (in dollars, except per share amounts):

	Three Months Ended June 30,				Six Months Ended June 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$2,957,335	$825,096	$42,503	11,858	$5,373,815	$1,499,295	$(261,044)	$(72,831)
Denominator:
Basic and diluted weighted average shares outstanding	50,000,000	13,950,000	50,000,000	13,950,000	50,000,000	13,950,000	50,000,000	13,950,000
Basic and diluted net income (loss) per share of common stock	$0.06	$0.06	$0.00	0.00	$0.11	$0.11	$(0.01)	$(0.01)

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

			For the period from
			February 1,
			2021 (Inception)
	Year Ended December 31,		Through December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss), as adjusted	$3,069,406	$856,364	$(729,236)	$(327,470)
Denominator:
Basic and diluted weighted average shares outstanding	50,000,000	13,950,000	28,476,821	12,787,748
Basic and diluted net income (loss) per common share	$0.06	$0.06	$(0.03)	$(0.03)